KAYNE ANDERSON RUDNICK MUTUAL FUNDS

                       Supplement Dated September 26, 2001
                       To Prospectus Dated April 30, 2001

Kayne Anderson Rudnick Growth and Opportunity Fund will close to new investors, effective October 1, 2001, and will be liquidated within 30 days thereafter.